CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents, at Carrying Value	¥ 17,000	$ 2,465	¥ 19,818	¥ 19,900
Restricted cash	¥ 1,487	$ 216	¥ 1,378	¥ 1,800